UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Great-West Funds, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West S&P Small Cap 600® Index Fund (Initial Class and Class L)

Annual Report

December 31, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

A year ago, no one was forecasting the best year in equities since the 1990s. At the start of the year, the U.S. economy was lackluster with the start of sequestration and higher taxes and Europe was still technically in a recession and Asia was slowing down. But the easy monetary policies of central bankers helped the economic numbers turn slowly upward in economies still bogged down by the financial crisis. Not many market participants forecasted such a wonderful year which started out slowly, but gained momentum as the year continued. The world economy appears to be moving slowly upward with the U.S. leading the way for developed nations and Euroland finally eking out positive GDP numbers. Central Banks around the world were and still remain supportive the global economy with low policy rates. During the year, the Bank of Japan aggressively added to its quantitative easing program and in November the European Central Bank unexpectedly lowered its main policy rate to 0.25%. But at the end of the year, the Federal Reserve felt comfortable enough with economic growth and the declining unemployment numbers to announce the partial withdrawal of stimulus. In January of 2014, the Federal Reserve will start the tapering of their quantitative easing program removing $10 billion of the monthly $85 billion. Depending on the economic and inflation data they will likely remove all quantitative easing by the fourth quarter of 2014, but have given forward rate guidance that policy rates will remain low for a prolonged period of time.

In 2013, long-term bond yields rose sharply in the U.S. with the Federal Reserve taking its first steps to pare its unprecedented easing program. The yield on the ten-year Treasury note rose to 3.03% from 1.76% at the end of 2012. The Federal Funds rate remained at the historical low target range of 0.0% to 0.25%. The CBOE SPX Volatility Index (VIX) traded lower from 14.46 in January to 13.72 at the end of the year. The Federal Reserve is targeting the unemployment rate within a range of at 6.5% and inflation at around 2%. In 2013, the U.S. unemployment rate dropped to 6.7% from 7.9%.

For the 12 month period ended December 31, 2013, the Great-West S&P Small Cap 600® Index Fund (Initial Class shares) returned 40.59% net of fees. The S&P SmallCap 600® Index increased 41.31% on a total return basis. The small cap space outperformed both the large and mid-cap spaces as the S&P 500® Index posted a gain of 32.39% and the S&P Midcap 400 Index returned 33.50%. In the Russell small cap style indexes, Growth outperformed Value. All ten sectors increased in 2013. Health care was the best performing sector in the index with a return of 56.3%. Telecommunications services was the worst performing sector, increasing only 7.1%. At the single stock level, Fifth & Pacific Companies (FNP) had a return of 157.6% and was the highest contributor to index performance, adding 0.47% to the index return. Cirrus Logic (CRUS) was the biggest contributor to negative performance in the S&P 600® dropping 29.5% and costing the benchmark 0.13% in total return.

The views and opinions in this report were current as of December 31, 2013 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund (Initial Class)	S&P SmallCap 600 Index
	10,000.00	10,000.00
2004	12,178.00	12,265.00
2005	13,037.77	13,206.95
2006	14,937.37	15,203.71
2007	14,814.88	15,158.56
2008	10,170.42	10,448.79
2009	12,707.94	13,120.55
2010	15,974.50	16,572.57
2011	16,032.01	16,741.61
2012	18,561.86	19,475.51
2013	26,096.95	27,521.46

Note: Performance for the Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2013

	One Year	Five Years	Ten Years/Since Inception
Initial Class	40.59%	20.75%	10.07%
Class L	40.25%	—	27.08%*

* Since inception on August 12, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2013

Sector	% of Fund Investments
Basic Materials	4.17%
Communications	4.33%
Consumer, Cyclical	15.99%
Consumer, Non-cyclical	16.61%
Energy	3.84%
Financial	20.35%
Industrial	16.83%
Technology	9.17%
Utilities	3.24%
Short Term Investments	5.47%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2013 to December 31, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(06/29/13)	(12/31/13)	(06/29/13 – 12/31/13)

Initial Class

Actual	$1,000.00	$1,212.60	$3.43*

Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$3.13*

Class L

Actual	$1,000.00	$1,211.20	$4.75**

Hypothetical (5% return before expenses)	$1,000.00	$1,021.18	$4.35**

*Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.

**Expenses are equal to the Fund’s annualized expense ratio of 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 186/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares			Fair Value

COMMON STOCK
Basic Materials — 4.35%
27,816	A Schulman Inc	$	980,792
127,227	AK Steel Holding Corp (a)(b)		1,043,261
23,596	AMCOL International Corp		801,792
23,637	American Vanguard Corp		574,143
27,977	Balchem Corp		1,642,250
46,985	Century Aluminum Co (b)		491,463
19,614	Clearwater Paper Corp (b)		1,029,735
10,256	Deltic Timber Corp		696,793
59,998	Globe Specialty Metals Inc		1,080,564
8,267	Hawkins Inc		307,450
46,900	HB Fuller Co		2,440,676
20,325	Innophos Holdings Inc		987,795
17,332	Kaiser Aluminum Corp		1,217,400
37,432	KapStone Paper & Packaging Corp (b)		2,090,951
30,763	Kraton Performance Polymers Inc (b)		709,087
18,566	Materion Corp		572,761
15,626	Neenah Paper Inc		668,324
29,566	OM Group Inc (b)		1,076,498
39,900	PH Glatfelter Co		1,102,836
89,373	PolyOne Corp (c)		3,159,336
12,397	Quaker Chemical Corp		955,437
29,415	Schweitzer-Mauduit International Inc		1,513,990
17,586	Stepan Co		1,154,169
111,792	Stillwater Mining Co (b)		1,379,513
46,951	Wausau Paper Corp		595,339
20,238	Zep Inc		367,522

			28,639,877

Communications — 4.51%
24,933	Anixter International Inc		2,239,981
107,096	ARRIS Group Inc (b)		2,609,394
9,152	Atlantic Tele-Network Inc		517,729
15,398	Black Box Corp		458,860
38,666	Blucora Inc (b)		1,127,501
12,411	Blue Nile Inc (b)		584,434
31,924	CalAmp Corp (b)		892,914
26,043	Cbeyond Inc (b)		179,697
194,599	Cincinnati Bell Inc (b)		692,772
30,824	comScore Inc (b)		881,875
15,309	Comtech Telecommunications Corp		482,540
40,967	Dealertrack Technologies Inc (b)		1,969,693
36,304	Dice Holdings Inc (b)		263,204
19,099	Digital Generation Inc (a)(b)		243,512
28,386	EW Scripps Co Class A (b)		616,544
18,023	FTD Cos Inc (b)		587,189
29,627	General Communication Inc Class A (b)		330,341
94,242	Harmonic Inc (b)		695,506
39,968	Harte-Hanks Inc		312,550
19,780	HealthStream Inc (b)		648,191
53,183	Ixia (b)		707,866
24,986	Liquidity Services Inc (a)(b)		566,183
21,581	LogMeIn Inc (a)(b)		724,043
17,160	Lumos Networks Corp		360,360

Shares			Fair Value

Communications — (continued)
36,323	NETGEAR Inc (b)	$	1,196,480
55,190	NIC Inc		1,372,575
15,041	NTELOS Holdings Corp		304,279
21,541	OpenTable Inc (b)		1,709,709
16,433	Oplink Communications Inc (b)		305,654
16,123	PC-Tel Inc		154,297
30,462	Perficient Inc (b)		713,420
19,175	Procera Networks Inc (b)		288,009
29,176	QuinStreet Inc (b)		253,539
24,788	Scholastic Corp		843,040
13,504	Stamps.com Inc (b)		568,518
21,708	USA Mobility Inc		309,990
29,997	VASCO Data Security International Inc (b)		231,877
39,040	ViaSat Inc (b)		2,445,856
23,499	XO Group Inc (b)		349,195

			29,739,317

Consumer, Cyclical — 16.65%
71,766	Aeropostale Inc (a)(b)		652,353
13,762	Allegiant Travel Co		1,451,065
11,780	American Woodmark Corp (b)		465,663
12,725	Arctic Cat Inc		725,070
35,336	Barnes & Noble Inc (b)		528,273
15,697	Big 5 Sporting Goods Corp		311,114
1,376	Biglari Holdings Inc (b)		697,137
23,152	BJ’s Restaurants Inc (b)		719,101
71,191	Boyd Gaming Corp (b)		801,611
38,106	Brown Shoe Co Inc		1,072,303
25,809	Buckle Inc (a)		1,356,521
17,530	Buffalo Wild Wings Inc (b)		2,580,416
68,696	Callaway Golf Co		579,107
35,851	Casey’s General Stores Inc		2,518,533
26,837	Cash America International Inc		1,027,857
25,404	Cato Corp Class A		807,847
15,372	CEC Entertainment Inc		680,672
20,652	Children’s Place Retail Stores Inc (b)		1,176,544
33,127	Christopher & Banks Corp (b)		282,905
22,213	Cracker Barrel Old Country Store Inc		2,444,985
81,879	Crocs Inc (b)		1,303,514
35,115	Daktronics Inc		550,603
14,998	DineEquity Inc		1,253,083
27,990	Dorman Products Inc (b)		1,569,399
17,313	DTS Inc (b)		415,166
24,258	Ethan Allen Interiors Inc (a)		737,928
50,407	Ezcorp Inc Class A (b)		589,258
114,326	Fifth & Pacific Cos Inc (b)(c)		3,666,435
46,077	Finish Line Inc Class A		1,297,989
27,364	First Cash Financial Services Inc (b)		1,692,190
39,926	Francesca’s Holdings Corp (b)		735,038
31,512	Fred’s Inc Class A		583,602
18,501	G&K Services Inc Class A		1,151,317
15,415	G-III Apparel Group Ltd (b)		1,137,473
22,136	Genesco Inc (b)		1,617,256
19,633	Group 1 Automotive Inc		1,394,336
18,097	Haverty Furniture Cos Inc		566,436

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares			Fair Value

Consumer, Cyclical — (continued)
24,603	Hibbett Sports Inc (a)(b)	$	1,653,568
48,046	Iconix Brand Group Inc (b)		1,907,426
53,771	Interface Inc		1,180,811
37,667	Interval Leisure Group Inc		1,163,910
26,583	iRobot Corp (b)		924,291
39,929	Jack in the Box Inc (b)		1,997,249
17,641	JAKKS Pacific Inc (a)		118,724
25,781	Jos A Bank Clothiers Inc (b)		1,410,994
14,418	Kirkland’s Inc (b)		341,274
49,131	La-Z-Boy Inc		1,523,061
20,774	Lithia Motors Inc Class A		1,442,131
25,690	Lumber Liquidators Holdings Inc (b)		2,643,244
23,181	M/I Homes Inc (b)		589,956
17,756	Marcus Corp		238,641
22,142	MarineMax Inc (b)		356,043
28,095	Marriott Vacations Worldwide Corp (b)		1,482,292
42,848	Men’s Wearhouse Inc		2,188,676
32,301	Meritage Homes Corp (b)		1,550,125
37,625	Mobile Mini Inc (b)		1,549,397
9,654	Monarch Casino & Resort Inc (b)		193,852
28,362	Multimedia Games Holding Co Inc (b)		889,432
11,964	MWI Veterinary Supply Inc (b)		2,040,939
13,571	Oxford Industries Inc		1,094,773
29,758	Papa John’s International Inc		1,351,013
48,177	Pep Boys-Manny Moe & Jack (b)		584,869
11,887	Perry Ellis International Inc (b)		187,696
17,747	PetMed Express Inc (a)		295,133
56,157	Pinnacle Entertainment Inc (b)		1,459,520
42,704	Pool Corp		2,482,811
118,444	Quiksilver Inc (b)		1,038,754
12,086	Red Robin Gourmet Burgers Inc (b)		888,804
42,221	Regis Corp		612,627
56,997	Ruby Tuesday Inc (b)		394,989
32,202	Ruth’s Hospitality Group Inc		457,590
43,214	Ryland Group Inc		1,875,920
26,380	ScanSource Inc (b)		1,119,303
52,270	Select Comfort Corp (b)		1,102,374
36,595	Skechers U.S.A. Inc Class A (b)		1,212,392
48,573	SkyWest Inc		720,338
31,408	Sonic Automotive Inc Class A		768,868
49,877	Sonic Corp (b)		1,007,017
32,691	Spartan Motors Inc		219,030
29,864	Stage Stores Inc		663,578
18,967	Standard Motor Products Inc		697,986
140,473	Standard Pacific Corp (b)		1,271,281
25,711	Stein Mart Inc		345,813
55,401	Steven Madden Ltd (b)		2,027,123
21,983	Superior Industries International Inc		453,509
55,941	Texas Roadhouse Inc		1,555,160
49,832	Titan International Inc		895,979
53,303	Toro Co (c)		3,390,071
36,010	Tuesday Morning Corp (b)		574,720
14,031	UniFirst Corp		1,501,317
37,784	United Stationers Inc (a)		1,733,908
14,091	Universal Electronics Inc (b)		537,008
28,480	Vitamin Shoppe Inc (b)		1,481,245
18,145	VOXX International Corp (b)		303,021

Shares			Fair Value

Consumer, Cyclical — (continued)
25,974	Winnebago Industries Inc (b)	$	712,986
93,659	Wolverine World Wide Inc (c)		3,180,660
31,045	Zale Corp (b)		489,580
20,298	Zumiez Inc (b)		527,748

			109,742,650

Consumer, Non-cyclical — 17.29%
19,198	Abaxis Inc (b)		768,304
32,942	ABIOMED Inc (b)		880,869
47,381	ABM Industries Inc		1,354,623
38,216	Acorda Therapeutics Inc (b)		1,115,907
69,620	Affymetrix Inc (b)		596,643
33,204	Air Methods Corp (a)(b)		1,936,789
67,492	Akorn Inc (b)		1,662,328
66,426	Align Technology Inc (b)(c)		3,796,246
70,093	Alliance One International Inc (b)		213,784
8,199	Almost Family Inc (b)		265,074
31,777	Amedisys Inc (b)		464,898
16,681	American Public Education Inc (b)		725,123
42,039	AMN Healthcare Services Inc (b)		617,973
29,865	Amsurg Corp (b)		1,371,401
16,420	Andersons Inc		1,464,171
10,480	Anika Therapeutics Inc (b)		399,917
15,733	Annie’s Inc (b)		677,148
47,656	Arqule Inc (b)		102,460
49,487	B&G Foods Inc		1,678,104
22,547	Bio-Reference Labs Inc (a)(b)		575,850
8,939	Blyth Inc (a)		97,256
8,159	Boston Beer Co Inc Class A (b)		1,972,765
13,681	Cal-Maine Foods Inc		824,007
11,464	Calavo Growers Inc (a)		346,901
27,693	Cambrex Corp (b)		493,766
30,762	Cantel Medical Corp		1,043,139
10,352	Capella Education Co		687,787
42,013	Cardtronics Inc (b)		1,825,465
56,026	Career Education Corp (b)		319,348
12,440	CDI Corp		230,513
50,977	Centene Corp (b)(c)		3,005,094
38,190	Central Garden & Pet Co Class A (b)		257,783
16,285	Chemed Corp (a)		1,247,757
25,491	CONMED Corp		1,083,367
7,635	Consolidated Graphics Inc (b)		514,904
10,895	Corvel Corp (b)		508,797
26,808	Cross Country Healthcare Inc (b)		267,544
24,061	CryoLife Inc		266,836
23,048	Cyberonics Inc (b)		1,509,874
18,300	Cynosure Inc Class A (b)		488,244
20,182	Diamond Foods Inc (a)(b)		521,503
27,168	Emergent Biosolutions Inc (b)		624,592
18,157	Ensign Group Inc		803,810
29,060	ExlService Holdings Inc (b)		802,637
12,293	Forrester Research Inc		470,330
27,152	Gentiva Health Services Inc (b)		336,956
23,049	Greatbatch Inc (b)		1,019,688
20,260	Green Dot Corp Class A (b)		509,539
48,656	Haemonetics Corp (b)		2,049,877
32,615	Hanger Inc (b)		1,283,074
65,363	Healthcare Services Group Inc		1,854,348

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares			Fair Value

Consumer, Non-cyclical — (continued)
34,144	Healthways Inc (b)	$	524,110
34,899	Heartland Payment Systems Inc (a)		1,739,366
14,429	Heidrick & Struggles International Inc		290,600
27,781	Helen of Troy Ltd (b)		1,375,437
9,953	Hi-Tech Pharmacal Co Inc (b)		431,861
12,306	ICU Medical Inc (b)		784,015
61,308	Impax Laboratories Inc (b)		1,541,283
21,545	Insperity Inc		778,421
22,377	Integra LifeSciences Holdings Corp (b)		1,067,607
15,631	Inter Parfums Inc		559,746
27,334	Invacare Corp		634,422
15,856	IPC The Hospitalist Co Inc (b)		941,688
17,305	ITT Educational Services Inc (a)(b)		581,102
13,545	J&J Snack Foods Corp		1,199,952
25,867	Kelly Services Inc Class A		645,123
50,948	Kindred Healthcare Inc		1,005,714
45,665	Korn/Ferry International (b)		1,192,770
9,103	Landauer Inc		478,909
10,962	LHC Group Inc (b)		263,526
19,456	Ligand Pharmaceuticals Inc Class B (b)		1,023,386
131,563	Live Nation Entertainment Inc (b)		2,599,685
35,946	Luminex Corp (b)		697,352
25,147	Magellan Health Services Inc (b)		1,506,557
63,631	MAXIMUS Inc		2,799,128
59,193	Medicines Co (b)		2,286,034
12,171	Medifast Inc (b)		318,028
39,060	Meridian Bioscience Inc		1,036,262
36,718	Merit Medical Systems Inc (b)		577,941
27,161	Molina Healthcare Inc (b)		943,845
42,846	Momenta Pharmaceuticals Inc (b)		757,517
27,546	Monro Muffler Brake Inc (a)		1,552,493
99,922	Monster Worldwide Inc (b)		712,444
26,260	Natus Medical Inc (b)		590,850
46,496	Navigant Consulting Inc (b)		892,723
33,737	Neogen Corp (a)(b)		1,541,781
26,564	Nutrisystem Inc		436,712
41,164	NuVasive Inc (a)(b)		1,330,832
43,888	On Assignment Inc (b)		1,532,569
53,287	PAREXEL International Corp (b)		2,407,507
27,669	PharMerica Corp (b)		594,884
47,890	Prestige Brands Holdings Inc (b)		1,714,462
52,646	Questcor Pharmaceuticals Inc (a)(c)		2,866,575
36,484	Resources Connection Inc		522,816
18,994	Sanderson Farms Inc		1,373,836
56,170	Santarus Inc (b)		1,795,193
6,859	Seneca Foods Corp Class A (b)		218,734
46,454	Snyders-Lance Inc		1,334,159
35,141	Spartan Stores Inc		853,224
49,319	Spectrum Pharmaceuticals Inc (a)(b)		436,473
9,683	Strayer Education Inc (a)(b)		333,773
12,633	SurModics Inc (b)		308,119
37,040	Symmetry Medical Inc (b)		373,363
17,408	TeleTech Holdings Inc (b)		416,748
33,969	TreeHouse Foods Inc (b)		2,341,143
38,479	TrueBlue Inc (b)		991,989
19,068	Universal Technical Institute Inc		265,236
18,473	Viad Corp		513,180

Shares			Fair Value

Consumer, Non-cyclical — (continued)
61,115	ViroPharma Inc (b)(c)	$	3,046,583
13,135	WD-40 Co		980,922
65,086	West Pharmaceutical Services Inc (c)		3,193,119

			113,988,942

Energy — 4.00%
32,565	Approach Resources Inc (a)(b)		628,179
203,249	Arch Coal Inc (a)		904,458
23,702	Basic Energy Services Inc (b)		374,018
41,870	C&J Energy Services Inc (a)(b)		967,197
38,649	Carrizo Oil & Gas Inc (b)		1,730,316
56,442	Cloud Peak Energy Inc (b)		1,015,956
42,447	Comstock Resources Inc		776,356
14,246	Contango Oil & Gas Co (b)		673,266
54,775	Exterran Holdings Inc (b)		1,873,305
43,552	Flotek Industries Inc (b)		874,089
112,714	Forest Oil Corp (b)		406,897
20,241	FutureFuel Corp		319,808
11,912	Geospace Technologies Corp (b)		1,129,615
22,032	Green Plains Renewable Energy Inc		427,200
11,101	Gulf Island Fabrication Inc		257,765
29,909	Hornbeck Offshore Services Inc (b)		1,472,420
115,949	ION Geophysical Corp (b)		382,632
24,473	Matrix Service Co (b)		598,854
81,060	Newpark Resources Inc (b)		996,227
54,482	Northern Oil & Gas Inc (b)		821,044
33,718	PDC Energy Inc (b)		1,794,472
50,347	Penn Virginia Corp (b)		474,772
54,688	PetroQuest Energy Inc (b)		236,252
58,612	Pioneer Energy Services Corp (b)		469,482
17,910	SEACOR Holdings Inc (b)		1,633,392
46,847	Stone Energy Corp (b)		1,620,438
64,401	SunCoke Energy Inc (b)		1,468,987
39,757	Swift Energy Co (a)(b)		536,719
29,700	Tesco Corp (b)		587,466
74,172	TETRA Technologies Inc (b)		916,766

			26,368,348

Financial — 21.20%
51,217	Acadia Realty Trust REIT		1,271,718
13,307	Agree Realty Corp REIT		386,169
31,775	American Assets Trust Inc REIT		998,688
17,203	AMERISAFE Inc		726,655
53,310	Associated Estates Realty Corp REIT		855,625
41,960	Bank Mutual Corp		294,140
29,838	Bank of the Ozarks Inc		1,688,532
18,419	Banner Corp		825,540
73,172	BBCN Bancorp Inc		1,213,923
11,530	BofI Holding Inc (b)		904,298
76,297	Boston Private Financial Holdings Inc		962,868
66,242	Brookline Bancorp Inc		633,936
18,875	Calamos Asset Management Inc Class A		223,480
88,700	Capstead Mortgage Corp REIT		1,071,496

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares			Fair Value

Financial — (continued)
29,465	Cardinal Financial Corp	$	530,370
58,180	Cedar Realty Trust Inc REIT		364,207
14,384	City Holding Co (a)		666,411
48,088	Columbia Banking System Inc		1,322,901
37,711	Community Bank System Inc		1,496,372
19,503	CoreSite Realty Corp REIT		627,802
165,099	Cousins Properties Inc REIT		1,700,520
86,391	CVB Financial Corp		1,474,694
184,514	DiamondRock Hospitality Co REIT		2,131,137
26,538	Dime Community Bancshares Inc		449,023
28,370	EastGroup Properties Inc REIT		1,643,474
17,883	eHealth Inc (b)		831,381
29,846	Employers Holdings Inc		944,626
22,295	Encore Capital Group Inc (a)(b)		1,120,547
48,704	EPR Properties REIT		2,394,289
31,020	Evercore Partners Inc Class A		1,854,376
47,417	Financial Engines Inc (c)		3,294,533
90,278	First BanCorp/Puerto Rico (b)		558,821
90,997	First Commonwealth Financial Corp		802,594
54,357	First Financial Bancorp		947,443
28,408	First Financial Bankshares Inc (a)		1,884,019
69,454	First Midwest Bancorp Inc		1,217,529
147,012	FNB Corp		1,855,291
32,940	Forestar Group Inc (b)		700,634
83,222	Franklin Street Properties Corp REIT		994,503
34,987	FXCM Inc Class A		624,168
68,002	Geo Group Inc REIT		2,191,024
26,117	Getty Realty Corp REIT		479,769
68,790	Glacier Bancorp Inc		2,049,254
51,299	Government Properties Income Trust REIT		1,274,780
29,999	Hanmi Financial Corp		656,678
9,603	HCI Group Inc (a)		513,761
90,604	Healthcare Realty Trust Inc REIT		1,930,771
31,290	HFF Inc Class A (b)		840,136
30,210	Higher One Holdings Inc (b)		294,850
44,925	Home BancShares Inc		1,677,949
37,539	Horace Mann Educators Corp		1,183,980
22,080	Independent Bank Corp		865,315
10,703	Infinity Property & Casualty Corp		767,940
80,258	Inland Real Estate Corp REIT		844,314
46,308	Interactive Brokers Group Inc Class A		1,127,137
34,604	Investment Technology Group Inc (b)		711,458
118,856	Kite Realty Group Trust REIT		780,884
97,845	LaSalle Hotel Properties REIT (c)		3,019,497
189,621	Lexington Realty Trust REIT (a)		1,936,030
32,630	LTC Properties Inc REIT		1,154,776
35,083	MarketAxess Holdings Inc		2,346,000
52,024	MB Financial Inc		1,669,450
42,313	Meadowbrook Insurance Group Inc		294,498
152,717	Medical Properties Trust Inc REIT		1,866,202
109,380	National Penn Bancshares Inc		1,239,275
9,696	Navigators Group Inc (b)		612,399
40,992	NBT Bancorp Inc		1,061,693
87,027	Northwest Bancshares Inc		1,286,259

Shares			Fair Value

Financial — (continued)
94,540	Old National Bancorp	$	1,453,080
35,676	Oritani Financial Corp		572,600
25,756	Outerwall Inc (a)(b)		1,732,606
35,936	PacWest Bancorp (a)		1,517,218
56,978	Parkway Properties Inc REIT		1,099,106
63,079	Pennsylvania REIT		1,197,239
30,675	Pinnacle Financial Partners Inc		997,858
15,249	Piper Jaffray Cos (b)		603,098
46,261	Portfolio Recovery Associates Inc (b)		2,444,431
50,337	Post Properties Inc REIT		2,276,743
61,721	PrivateBancorp Inc		1,785,589
57,710	ProAssurance Corp		2,797,781
265,110	Prospect Capital Corp (c)		2,974,534
50,159	Provident Financial Services Inc		969,072
18,720	PS Business Parks Inc REIT		1,430,582
15,997	RLI Corp		1,557,788
27,852	S&T Bancorp Inc		704,934
35,010	Sabra Health Care Inc REIT		915,161
11,707	Safety Insurance Group Inc		659,104
11,580	Saul Centers Inc REIT		552,713
52,239	Selective Insurance Group Inc		1,413,587
15,400	Simmons First National Corp Class A		572,110
29,616	Sovran Self Storage Inc REIT		1,930,075
72,823	Sterling Bancorp (b)		973,644
20,234	Stewart Information Services Corp		652,951
55,197	Stifel Financial Corp (b)		2,645,040
176,637	Susquehanna Bancshares Inc		2,268,019
28,418	SWS Group Inc (b)		172,781
88,105	Tanger Factory Outlet Centers REIT		2,821,122
14,261	Taylor Capital Group Inc (b)		379,057
38,648	Texas Capital Bancshares Inc (b)		2,403,906
10,666	Tompkins Financial Corp		548,126
35,532	Tower Group International Ltd (a)		120,098
89,410	TrustCo Bank Corp NY		641,964
34,533	UMB Financial Corp		2,219,781
104,622	Umpqua Holdings Corp (a)		2,002,465
42,415	United Bankshares Inc (a)		1,333,952
37,278	United Community Banks Inc (b)		661,684
19,466	United Fire Group Inc		557,896
11,340	Universal Health Realty Income Trust REIT		454,280
22,729	Urstadt Biddle Properties Inc REIT Class A		419,350
33,556	ViewPoint Financial Group Inc		921,112
6,465	Virtus Investment Partners Inc (b)		1,293,323
27,518	WageWorks Inc (b)		1,635,670
62,472	Wilshire Bancorp Inc		682,819
37,173	Wintrust Financial Corp		1,714,419
10,049	World Acceptance Corp (a)(b)		879,589

			139,724,869

Industrial — 17.53%
25,566	AAON Inc		816,834
36,291	AAR Corp		1,016,511
68,374	Actuant Corp Class A		2,505,223
35,334	Advanced Energy Industries Inc (b)		807,735

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares			Fair Value

Industrial — (continued)
35,342	Aegion Corp (b)	$	773,636
18,261	Aerovironment Inc (b)		531,943
26,480	Albany International Corp Class A		951,426
15,462	AM Castle & Co (b)		228,374
7,417	American Science & Engineering Inc		533,357
11,484	Analogic Corp		1,017,023
26,687	Apogee Enterprises Inc		958,330
39,842	Applied Industrial Technologies Inc		1,955,844
22,850	Arkansas Best Corp		769,588
18,077	Astec Industries Inc		698,315
23,785	Atlas Air Worldwide Holdings Inc (b)		978,753
23,598	AZZ Inc		1,152,998
13,175	Badger Meter Inc		718,038
43,453	Barnes Group Inc		1,664,684
9,407	Bel Fuse Inc Class B		200,463
40,685	Belden Inc (c)		2,866,258
51,266	Benchmark Electronics Inc (b)		1,183,219
43,624	Brady Corp Class A		1,349,290
45,065	Briggs & Stratton Corp		980,614
34,514	Bristow Group Inc		2,590,621
51,042	Calgon Carbon Corp (b)		1,049,934
37,762	Checkpoint Systems Inc (b)		595,507
16,488	CIRCOR International Inc		1,331,901
77,147	Cognex Corp (b)(c)		2,945,472
23,483	Coherent Inc (b)		1,746,900
36,007	Comfort Systems USA Inc		698,176
32,024	CTS Corp		637,598
19,320	Cubic Corp		1,017,391
43,955	Curtiss-Wright Corp		2,735,320
147,307	Darling International Inc (b)(c)		3,075,770
20,162	Drew Industries Inc		1,032,294
9,621	DXP Enterprises Inc (b)		1,108,339
31,182	Dycom Industries Inc (b)		866,548
22,732	Electro Scientific Industries Inc		237,777
62,637	EMCOR Group Inc		2,658,314
17,280	Encore Wire Corp		936,576
44,406	EnerSys Inc (c)		3,112,417
15,736	Engility Holdings Inc (b)		525,582
19,683	EnPro Industries Inc (b)		1,134,725
17,111	Era Group Inc (b)		528,045
24,546	ESCO Technologies Inc		840,946
11,978	Exponent Inc		927,576
16,358	FARO Technologies Inc (b)		953,671
58,198	Federal Signal Corp (b)		852,601
38,920	FEI Co (c)		3,477,891
28,695	Forward Air Corp		1,259,997
36,512	Franklin Electric Co Inc		1,629,896
57,033	GenCorp Inc (a)(b)		1,027,735
27,525	Gibraltar Industries Inc (b)		511,690
42,343	Griffon Corp		559,351
11,515	Haynes International Inc		636,089
69,242	Headwaters Inc (b)		677,879
45,617	Heartland Express Inc		895,006
58,796	Hillenbrand Inc		1,729,778
32,856	Hub Group Inc Class A (b)		1,310,297
52,101	II-VI Inc (b)		916,978
23,772	Intevac Inc (b)		176,626

Shares			Fair Value

Industrial — (continued)
25,731	John Bean Technologies Corp	$	754,690
25,101	Kaman Corp		997,263
55,660	Knight Transportation Inc		1,020,804
18,866	Koppers Holdings Inc		863,120
11,932	Lindsay Corp (a)		987,373
20,930	Littelfuse Inc		1,945,025
17,534	LSB Industries Inc (b)		719,245
16,954	Lydall Inc (b)		298,730
14,112	Measurement Specialties Inc (b)		856,457
32,853	Methode Electronics Inc		1,123,244
42,286	Moog Inc Class A (b)(c)		2,872,911
17,339	Movado Group Inc		763,089
26,336	Mueller Industries Inc		1,659,431
25,999	Myers Industries Inc		549,099
4,541	National Presto Industries Inc (a)(b)		365,551
35,807	Newport Corp (b)		647,033
8,367	Olympic Steel Inc		242,476
55,604	Orbital Sciences Corp (b)		1,295,573
24,570	Orion Marine Group Inc (b)		295,577
17,691	OSI Systems Inc (b)		939,569
19,805	Park Electrochemical Corp		568,800
31,217	Plexus Corp (b)		1,351,384
8,700	Powell Industries Inc		582,813
34,037	Quanex Building Products Corp		678,017
26,309	Rofin-Sinar Technologies Inc (b)		710,869
16,372	Rogers Corp (b)		1,006,878
29,175	RTI International Metals Inc (b)		998,077
22,603	Saia Inc (b)		724,426
78,505	Sanmina Corp (b)		1,311,034
38,251	Simpson Manufacturing Co Inc		1,404,959
11,867	Standex International Corp		746,197
17,823	Sturm Ruger & Co Inc (a)		1,302,683
34,914	Teledyne Technologies Inc (b)(c)		3,207,200
17,288	Tennant Co		1,172,299
60,364	Tetra Tech Inc (b)		1,688,985
19,836	Texas Industries Inc (b)		1,364,320
23,061	Tredegar Corp		664,387
52,104	TTM Technologies Inc (b)		447,052
18,395	Universal Forest Products Inc		959,115
16,036	Vicor Corp (b)		215,203
26,732	Watts Water Technologies Inc Class A		1,653,909

			115,562,537

Technology — 9.55%
13,832	Agilysys Inc (b)		192,541
29,138	ATMI Inc (b)		880,259
29,014	Avid Technology Inc (b)		236,464
42,859	Blackbaud Inc		1,613,641
34,004	Bottomline Technologies (DE) Inc (b)		1,229,585
62,557	Brooks Automation Inc		656,223
21,791	Cabot Microelectronics Corp (b)		995,849
21,783	CACI International Inc Class A (b)		1,594,951
19,340	Ceva Inc (b)		294,355
58,773	CIBER Inc (b)		243,320
58,623	Cirrus Logic Inc (a)(b)		1,197,668
22,799	Cohu Inc		239,390

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of December 31, 2013

Shares			Fair Value

Technology — (continued)
9,582	Computer Programs & Systems Inc	$	592,263
31,385	CSG Systems International Inc		922,719
24,075	Digi International Inc (b)		291,789
26,259	Digital River Inc (b)		485,792
34,348	Diodes Inc (b)		809,239
20,850	DSP Group Inc (b)		202,454
28,807	Ebix Inc (a)		424,039
43,441	Electronics For Imaging Inc (b)		1,682,470
86,186	Entropic Communications Inc (b)		405,936
28,164	Epiq Systems Inc		456,538
44,508	Exar Corp (b)		524,749
122,281	GT Advanced Technologies Inc (a)(b)		1,066,290
29,808	Hittite Microwave Corp (b)		1,840,048
27,256	iGATE Corp (b)		1,094,601
39,850	Insight Enterprises Inc (b)		904,994
15,063	Interactive Intelligence Group Inc (b)		1,014,644
41,394	j2 Global Inc (a)		2,070,114
54,885	Kopin Corp (b)		231,615
72,619	Kulicke & Soffa Industries Inc (b)		965,833
46,763	LivePerson Inc (b)		693,028
18,044	Manhattan Associates Inc (b)		2,119,809
46,806	Medidata Solutions Inc (b)(c)		2,835,039
31,297	Mercury Systems Inc (b)		342,702
43,677	Micrel Inc		431,092
87,014	Microsemi Corp (b)		2,170,999
8,373	MicroStrategy Inc Class A (b)		1,040,262
49,815	MKS Instruments Inc		1,491,461
33,125	Monolithic Power Systems Inc (b)		1,148,112
35,939	Monotype Imaging Holdings Inc		1,145,017
14,230	MTS Systems Corp		1,013,887
21,301	Nanometrics Inc (b)		405,784
34,514	Netscout Systems Inc (b)		1,021,269
32,914	Omnicell Inc (b)		840,294
19,345	Pericom Semiconductor Corp (b)		171,397
28,361	Power Integrations Inc		1,583,111
48,335	Progress Software Corp (b)		1,248,493
80,003	QLogic Corp (b)		946,435
40,332	Quality Systems Inc		849,392
14,797	Rubicon Technology Inc (a)(b)		147,230
31,678	Rudolph Technologies Inc (b)		371,900
29,158	Sigma Designs Inc (b)		137,626
30,886	Super Micro Computer Inc (b)		530,004
9,517	Supertex Inc (b)		238,401
36,488	Sykes Enterprises Inc (b)		795,803
30,891	Synaptics Inc (a)(b)		1,600,463
27,896	Synchronoss Technologies Inc (b)		866,729
24,610	SYNNEX Corp (b)		1,658,714
85,141	Take-Two Interactive Software Inc (b)		1,478,899
32,993	Tangoe Inc (a)(b)		594,204
45,696	Tessera Technologies Inc		900,668
148,541	TriQuint Semiconductor Inc (b)		1,238,832
26,725	Tyler Technologies Inc (b)		2,729,424
25,915	Ultratech Inc (b)		751,535
36,229	Veeco Instruments Inc (b)		1,192,296

Shares			Fair Value

Technology — (continued)
21,718	Virtusa Corp (b)	$	827,239

			62,917,923

Utilities — 3.38%
35,070	ALLETE Inc		1,749,291
36,396	American States Water Co		1,045,657
56,177	Avista Corp		1,583,630
37,200	El Paso Electric Co		1,306,092
28,519	Laclede Group Inc		1,298,755
38,893	New Jersey Resources Corp		1,798,412
24,978	Northwest Natural Gas Co		1,069,558
36,438	NorthWestern Corp		1,578,494
70,917	Piedmont Natural Gas Co Inc		2,351,608
30,079	South Jersey Industries Inc		1,683,221
43,280	Southwest Gas Corp		2,419,785
52,276	UIL Holdings Corp		2,025,695
39,179	UNS Energy Corp		2,344,863

			22,255,061

TOTAL COMMON STOCK — 98.46% (Cost $453,685,053)		$	648,939,524

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.30%
$ 2,000,000	Federal Farm Credit Banks Funding Corp
	0.01%, 01/02/2014		1,999,999

U.S. Treasury Bonds and Notes — 0.10%
	U.S. Treasury Bills(d)
75,000	0.06%, 03/13/2014		74,991
550,000	0.07%, 06/26/2014		549,810

			624,801

Reverse Repurchase Agreements — 5.30%
8,297,186	Undivided interest of 17.05% in a reverse repurchase agreement (principal amount/value $48,657,259 with a maturity value of $48,657,286) with Merrill Lynch, Pierce, Fenner & Smith, 0.01%, dated 12/31/13 to be repurchased at $8,297,186 on 1/2/14 collateralized by various U.S. Government Agency securities, 1.36% - 7.00%, 6/1/17 - 9/1/44, with a value of $49,630,404. (e)		8,297,186

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Schedule of Investments

As of December 31, 2013

Principal Amount			Fair Value

Reverse Repurchase Agreements — (continued)
$ 8,297,186	Undivided interest of 20.67% in a reverse repurchase agreement (principal amount/value $40,139,316 with a maturity value of $40,139,327) with RBC Capital Markets Corp, 0.01%, dated 12/31/13 to be repurchased at $8,297,186 on 1/2/14 collateralized by various U.S. Government Agency securities, 2.50% - 4.00%, 12/1/26 - 1/1/44, with a value of $40,942,102. (e)	$	8,297,186

1,746,763	Undivided interest of 21.24% in a reverse repurchase agreement (principal amount/value $8,224,682 with a maturity value of $8,224,682) with JP Morgan Securities, 0.00%, dated 12/31/13 to be repurchased at $1,746,763 on 1/2/14 collateralized by U.S. Treasury securities, 0.13% - 9.88%, 1/31/14 - 2/15/43, with a value of $8,389,328. (e)(f)		1,746,763

8,297,186	Undivided interest of 34.45% in a reverse repurchase agreement (principal amount/value $24,085,016 with a maturity value of $24,085,043) with HSBC Securities (USA) Inc, 0.02%, dated 12/31/13 to be repurchased at $8,297,186 on 1/2/14 collateralized by U.S. Treasury securities, 1.38% - 2.50%, 12/31/18 - 8/15/23, with a value of $24,566,974. (e)		8,297,186

Principal Amount			Fair Value

Reverse Repurchase Agreements — (continued)
$ 8,297,186	Undivided interest of 46.42% in a reverse repurchase agreement (principal amount/value $17,874,453 with a maturity value of $17,874,463) with Citigroup Global Markets Inc, 0.01%, dated 12/31/13 to be repurchased at $8,297,186 on 1/2/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% -11.25%, 2/18/14 - 5/4/37, with a value of $18,231,949. (e)	$	8,297,186

			34,935,507

TOTAL SHORT TERM INVESTMENTS — 5.70% (Cost $37,560,307)		$	37,560,307

TOTAL INVESTMENTS — 104.16% (Cost $491,245,360)		$	686,499,831

OTHER ASSETS & LIABILITIES, NET — (4.16)%		$	(27,407,251)

TOTAL NET ASSETS — 100.00%		$	659,092,580

(a)	All or a portion of the security is on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
(f)	The rate of the reverse repurchase agreement was less than 0.01%.
REIT	Real Estate Investment Trust

At December 31, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation

Russell 2000 Mini Long Futures	118	USD	$ 13,704,520	March 2014	$ 194,666

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2013

Great-West S&P Small Cap 600® Index Fund

ASSETS:
Investments in securities, fair value (including $34,008,773 of securities on loan)(a)	$651,564,324
Reverse repurchase agreements, fair value(b)	34,935,507
Cash	9,598,460
Subscriptions receivable	1,376,680
Variation margin on futures contracts	54,447
Dividends receivable	788,476

Total Assets	698,317,894

LIABILITIES:
Payable to investment adviser	337,613
Payable upon return of securities loaned	34,935,507
Redemptions payable	2,814,180
Payable for investments purchased	1,137,149
Payable for distribution fees	865

Total Liabilities	39,225,314

NET ASSETS	$659,092,580

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,092,123
Paid-in capital in excess of par	451,808,256
Net unrealized appreciation on investments and futures contracts	195,449,137
Accumulated net realized gain on investments and futures contracts	6,743,064

NET ASSETS	$659,092,580

NET ASSETS BY CLASS
Initial Class	$654,841,549

Class L	$4,251,031

CAPITAL STOCK:
Authorized
Initial Class	100,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	50,650,744
Class L	270,484

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$12.93

Class L	$15.72

(a) Cost of investments	$456,309,853
(b) Cost of reverse repurchase agreements	$34,935,507

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2013

Great-West S&P Small Cap 600® Index Fund

INVESTMENT INCOME:
Interest	$921
Income from securities lending	718,283
Dividends	7,112,934

Total Income	7,832,138

EXPENSES:
Management fees	3,257,751
Distribution fees - Class L	4,896

Total Expenses	3,262,647

Less amount waived by distributor - Class L	48

Net Expenses	3,262,599

NET INVESTMENT INCOME	4,569,539

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	33,127,914
Net realized gain on futures contracts	2,131,247

Net Realized Gain on Investments	35,259,161

Net change in unrealized appreciation on investments	144,212,938
Net change in unrealized appreciation on futures contracts	15,970

Net Change in Unrealized Appreciation on Investments	144,228,908

Net Realized and Unrealized Gain on Investments and Futures Contracts	179,488,069

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$184,057,608

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2013 and 2012

	2013	2012
Great-West S&P Small Cap 600® Index Fund

OPERATIONS:
Net investment income	$4,569,539	$5,434,485
Net realized gain on investments	35,259,161	10,466,852
Net change in unrealized appreciation on investments	144,228,908	40,449,663

Net Increase in Net Assets Resulting from Operations	184,057,608	56,351,000

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(7,640,137)	(6,627,159)
Class L	(36,698)	(7,751)

From net investment income	(7,676,835)	(6,634,910)

From net realized gains
Initial Class	(23,152,503)	(12,586,707)
Class L	(123,527)	(17,115)

From net realized gains	(23,276,030)	(12,603,822)

Total Distributions	(30,952,865)	(19,238,732)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	269,031,102	233,646,565
Class L	4,276,976	916,132
Shares issued in reinvestment of distributions
Initial Class	30,792,640	19,213,866
Class L	160,225	24,866
Shares redeemed
Initial Class	(238,352,375)	(172,431,393)
Class L	(1,408,022)	(410,093)

Net Increase in Net Assets Resulting from Capital Share Transactions	64,500,546	80,959,943

Total Increase in Net Assets	217,605,289	118,072,211

NET ASSETS:
Beginning of year	441,487,291	323,415,080

End of year	$659,092,580	$441,487,291

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	23,347,208	24,709,538
Class L	291,029	80,927
Shares issued in reinvestment of distributions
Initial Class	2,421,384	2,021,638
Class L	10,284	2,169
Shares redeemed
Initial Class	(20,754,237)	(18,117,859)
Class L	(95,173)	(36,470)

Net Increase	5,220,495	8,659,943

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011	2010	2009
Great-West S&P Small Cap 600® Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$9.66		$8.73		$9.14	$7.32	$5.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	(a)	0.13	(a)	0.10	0.06	0.05
Net realized and unrealized gain (loss)	3.81		1.24		(0.07)	1.82	1.42

Total From Investment Operations	3.91		1.37		0.03	1.88	1.47

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.15)		(0.10)	(0.06)	(0.05)
From net realized gains	(0.48)		(0.29)		(0.34)	–	–

Total Distributions	(0.64)		(0.44)		(0.44)	(0.06)	(0.05)

NET ASSET VALUE, END OF YEAR	$12.93		$9.66		$8.73	$9.14	$7.32

TOTAL RETURN(b)	40.59%		15.78%		0.36%	25.70%	24.95%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$654,842		$440,737		$323,230	$319,792	$207,863
Ratio of expenses to average net assets	0.60%		0.60%		0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	0.84%		1.37%		0.62%	0.84%	0.82%
Portfolio turnover rate(c)	17%		13%		20%	20%	20%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2013		2012		2011
Great-West S&P Small Cap 600® Index Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$11.67		$10.47		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	(b)	0.14	(b)	0.14
Net realized and unrealized gain	4.60		1.48		0.79

Total From Investment Operations	4.69		1.62		0.93

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.13)		(0.14)
From net realized gains	(0.48)		(0.29)		(0.32)

Total Distributions	(0.64)		(0.42)		(0.46)

NET ASSET VALUE, END OF YEAR	$15.72		$11.67		$10.47

TOTAL RETURN(c) (d)	40.25%		15.49%		9.31%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (000)	$4,251		$751		$185
Ratio of expenses to average net assets
Before waiver	0.85%		0.85%		0.88%	(f)
After waiver	0.85%		0.84%		0.84%	(f)
Ratio of net investment income to average net assets
Before waiver	0.62%		1.21%		0.73%	(f)
After waiver	0.62%		1.22%		0.77%	(f)
Portfolio turnover rate(g)	17%		13%		20%

(a)	Class L inception date was August 12, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The

Annual Report - December 31, 2013

inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date, credit quality and interest rates.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2013, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the year.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$648,260,605	$—	$—	$648,260,605
Foreign Common Stock	678,919	—	—	678,919
Short Term Investments	—	37,560,307	—	37,560,307
Derivative Investments:
Futures Contracts (a)	194,666	—	—	194,666

Total Investments	$649,134,190	$37,560,307	$0	$686,694,497

(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction

Annual Report - December 31, 2013

involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for Real Estate Investment Trust securities. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2013, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Gain on Investments
$–	$3,107,296	$(3,107,296)

The tax character of distributions paid during the years ended December 31, 2013 and 2012 were as follows:

	2013	2012
Distributions paid from:
Ordinary income	$7,676,835	$6,634,910
Long-term capital gain	23,276,030	12,603,822

	$30,952,865	$19,238,732

Annual Report - December 31, 2013

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$464,072
Undistributed capital gains	9,637,731

Net accumulated earnings	10,101,803

Net unrealized appreciation on investments	192,090,398
Capital loss carryforward	–
Post-October losses	–

Tax composition of capital	$202,192,201

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (ASU) issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

In January 2013, the Financial Accounting Standards Board issued ASU No. 2013-01 “Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU No. 2013-01). ASU No. 2013-01 clarifies that the scope of ASU No. 2011-11 applies to derivatives, repurchase agreements, reverse repurchase agreements, securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. ASU No. 2013-01 was effective for fiscal years and interim periods within those years beginning on or after January 1, 2013. The Fund adopted ASU No. 2013-01 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2013-01 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss

Annual Report - December 31, 2013

equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 75 futures contracts for the reporting period.

Valuation of derivative instruments as of December 31, 2013 is as follows:

Asset Derivatives

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value

Equity contracts (futures contracts)	Net unrealized appreciation on investments and futures contracts	$194,666(a)

(a) Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments for the year ended December 31, 2013 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)

Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value

Equity contracts (futures contracts)	Net realized gain on futures contracts	$2,131,247	Net change in unrealized appreciation on futures contracts	$15,970

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $318,850 for the year ended December 31, 2013.

4. PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $123,764,425 and $89,663,161, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

Annual Report - December 31, 2013

5. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2013, the U.S. Federal income tax cost basis was $494,409,433. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $219,144,908 and gross depreciation of investments in which there was an excess of tax cost over value of $27,054,510 resulting in net appreciation of $192,090,398.

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2013 the Fund had securities on loan valued at $34,008,773 and received collateral of $34,935,507 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

7. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2013, 67% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P Small Cap 600® Index Fund (the Fund), one of the funds of Great-West Funds, Inc. as of December 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West S&P Small Cap 600® Index Fund as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 19, 2014

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Year of Birth	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	62	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	62	Director, Guaranty Bancorp
Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	62	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	62	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	62	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010

Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A

Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds

			N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012

Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC

			N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011

Assistant Vice President and Associate Chief Compliance Officer, Great-West Life & Annuity Insurance Company; Associate Chief Compliance Officer & Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC

			N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC, GWFS Equities, Inc. or their affiliates.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village,

Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The death of The Honorable Paul G. Desmarais on October 8, 2013 resulted in a change in the ultimate control of Power Corporation of Canada, the ultimate parent company of Great-West Capital Management, LLC (“GWCM”), the Fund’s investment adviser. The voting securities of Power Corporation of Canada held directly or indirectly by Mr. Desmarais were transferred to The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Mr. Desmarais (the “Trust”). As a result, the Trust has voting control of Power Corporation of Canada.

The transfer of voting control over Power Corporation of Canada resulted in a change of control of GWCM and, therefore, constituted an “assignment” of the investment advisory agreement between GWCM and Great-West Funds, Inc. (the “Company”) and the sub-advisory agreement among the Company, GWCM and Mellon Capital Management Corporation (the “Sub-Adviser”), within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). An investment advisory or sub-advisory agreement automatically terminates upon its “assignment” under the 1940 Act.

In order to avoid disruption of the investment management program of the Fund, the Board of Directors (the “Board”) of the Company, including the Directors who are not interested persons of the Fund (the “Independent Directors”), at meetings held on October 16, 2013 and December 5, 2013, respectively, approved (i) an interim investment advisory agreement (the “Interim Advisory Agreement”) between the Company and GWCM and an interim sub-advisory agreement (the “Interim Sub-Advisory Agreement”) with the Sub-Adviser (ii) a new investment advisory agreement (the “New Advisory Agreement”) between the Company and GWCM and a new sub-advisory agreement (the “New Sub-Advisory Agreement”) with the Sub-Adviser. The same portfolio management team continues to manage the Fund’s portfolio and the management fees, investment objectives, principal investment strategies and investment policies of the Fund remained the same.

The Interim Advisory Agreement became effective on October 8, 2013 and remains in effect for 150 days or until shareholders of the Fund approve the New Advisory Agreement. The Interim Sub-Advisory Agreement became effective on October 8, 2013 and remained in effect until December 5, 2013 when the New Sub-Advisory Agreement took effect. Pursuant to the terms of an exemptive order granted by the U.S. Securities and Exchange Commission, GWCM and the Company are permitted, under certain conditions and subject to the approval of the Board of the Company, to enter into new sub-advisory agreements with sub-advisers to the Funds without obtaining shareholder approval.

In considering the approval of the New Advisory Agreement and the New Sub-Advisory Agreement, the Board took into account certain information and materials relating to GWCM and the Sub-Adviser that the Board had received and considered in connection with the annual evaluation of the prior investment advisory agreement (the “Prior Advisory Agreement”) between the Company and GWCM and the prior sub-advisory agreement (the “Prior Sub-Advisory Agreement”) with the Sub-Adviser at the in-person meetings held on March 21, 2013 and April 18, 2013. The Board, including the Independent Directors, at a meeting held on April 18, 2013 (the “Annual Meeting”), approved the continuation of the Prior Advisory Agreement between the Company and GWCM and the Prior Sub-Advisory Agreement with the Sub-Adviser. At its December 5, 2013 meeting, the Board determined that the factors considered in connection with the Annual Meeting were applicable to its review of the New Advisory Agreement and the New Sub-Advisory Agreement.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	Registrant’s Code of Ethics is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.   The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $675,400 for fiscal year 2012 and $745,150 for fiscal year 2013.

(b)

Audit-Related Fees.   The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $98,700 for fiscal year 2012 and $100,000 for fiscal year 2013. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.   The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2012 and $0 for fiscal year 2013.

(d)

All Other Fees.   There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.   The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Great-West

Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.   The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities.   The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Funds4. The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.   The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2012 equaled $1,447,600 and for fiscal year 2013 equaled $898,212.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)             (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 28, 2013 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 27, 2014

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 27, 2014